MARKETABLE SECURITIES AND WARRANTS	9 Months Ended
Sep. 30, 2021
Marketable Securities And Warrants
MARKETABLE SECURITIES AND WARRANTS

3. MARKETABLE SECURITIES AND WARRANTS

In 2018, the Company entered into an option agreement to farm-out its Beschefer property to Wallbridge Mining Company Ltd. (“Wallbridge”, TSX:WM), receiving an initial consideration of 500,000 common shares of Wallbridge (“Wallbridge Shares”). On March 17, 2020, the Company entered into an amended agreement to receive an additional 3,000,000 Wallbridge Shares and 500,000 common share purchase warrants (“Wallbridge Warrants”) to relinquish all interest in the Beschefer Property (“Wallbridge Consideration”). The Wallbridge Warrants have a strike price of C$1.00 and a term of five years from the date of issuance.

The Wallbridge Shares and Wallbridge Warrants are measured at fair value with changes recorded in other income/expense.

	September 30	December 31
	2021	2020
	$	$
Marketable securities at fair value
Opening balance	2,138	348
Additions	-	995
Unrealized (loss) gain on revaluation	(696)	645
Exchange differences	15	150
Closing balance	1,457	2,138

Warrants at fair value
Opening balance	212	-
Additions	-	128
Unrealized (loss) gain on revaluation	(120)	67
Exchange differences	2	17
Closing balance	94	212

Marketable securities and warrants	1,551	2,350